SHARE-BASED COMPENSATION - Summary of information with respect to share Options outstanding (Details) - Renren stock options [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options outstanding
Number outstanding (in shares) | shares	112,526,121
Weighted average intrinsic value	$ 14.67
Options exercisable
Number of exercisable (in shares) | shares	110,869,290
Weighted average intrinsic value	$ 14.67
Stock Options Exercise Price Range 0.01 [Member]
Options outstanding
Number outstanding (in shares) | shares	112,526,121
Weighted average remaining contractual life	2 years 7 months 9 days
Weighted average exercise price (in dollars per share)	$ 0.01
Weighted average intrinsic value	$ 14.67
Options exercisable
Number of exercisable (in shares) | shares	110,869,290
Weighted average remaining contractual life	2 years 6 months 29 days
Weighted average exercise price (in dollars per share)	$ 0.01
Weighted average intrinsic value	14.67
Range of exercise price from $0.01-$0.18 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	0.01
Range of exercise price from $0.3 [Member] | Chime Plan
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.03
Options outstanding
Number outstanding (in shares) | shares	6,738,000
Weighted average remaining contractual life	8 years 6 months 10 days
Weighted average exercise price (in dollars per share)	$ 0.03
Weighted average intrinsic value	$ 0.29
Options exercisable
Number of exercisable (in shares) | shares	4,368,218
Weighted average remaining contractual life	8 years 6 months 10 days
Weighted average exercise price (in dollars per share)	$ 0.03
Weighted average intrinsic value	0.29
Range of exercise price from $0.2 [Member] | Trucker Path Plan
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.02
Options outstanding
Number outstanding (in shares) | shares	6,733,000
Weighted average remaining contractual life	8 years 6 months 10 days
Weighted average exercise price (in dollars per share)	$ 0.02
Weighted average intrinsic value	$ 0.53
Options exercisable
Number of exercisable (in shares) | shares	4,506,064
Weighted average remaining contractual life	8 years 6 months 10 days
Weighted average exercise price (in dollars per share)	$ 0.02
Weighted average intrinsic value	$ 0.53